Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of interest rate risk exposure	The Company’s interest rate risk exposure is mainly related to undrawn credit facilities.

As at	Dec 31 2021	Dec 31 2020
Fixed interest rate debt:
Unsecured notes	$1,981,199	$1,979,125
Other limited recourse debt facilities	176,993	160,964
	$2,158,192	$2,140,089
Variable interest rate debt:
Geismar 3 construction facility	$—	$176,335
Egypt limited recourse debt facilities	—	46,948
	$—	$223,283

Expected cash flows of financial liabilities by maturity date
The expected cash flows of financial liabilities from the date of the balance sheet to the contractual maturity date are as follows:

As at December 31, 2021	Carrying amount	Contractual cash flows	1 year or less	1-3 years	3-5 years	More than 5 years
Trade and other payables [1]	$648,850	$648,850	$648,850	$—	$—	$—
Lease obligations [2]	717,101	945,835	140,413	233,331	186,003	386,088
Other long-term liabilities[2]	28,985	57,747	2,200	4,400	4,400	46,747
Long-term debt [2]	2,158,192	3,178,886	123,706	546,915	221,054	2,287,211
Cash flow hedges [3]	60,098	67,341	3,854	24,250	21,500	17,737
	$3,613,226	$4,898,659	$919,023	$808,896	$432,957	$2,737,783
[1]     Excludes tax and accrued interest.
[2]     Contractual cash flows include contractual interest payments related to debt obligations and lease obligations.
3 The expected cash flows of hedges are based on current valuations of the expected settlement amounts, which will fluctuate at settlement dependent on the market prices at the future settlement dates